Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	R$ 245,214	R$ 163,248
Current	245,214	163,248
Non-current	0	0
Prepayments of income taxes (IRPJ and CSLL)
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	192,570	142,708
Contributions over revenue (PIS and COFINS)
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	45,688	19,453
Taxes on service
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	1,859	1,087
Other recoverable taxes
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	R$ 5,097	R$ 0